GOODWILL AND INTANGIBLE ASSETS (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
GOODWILL AND INTANGIBLE ASSETS
Goodwill, beginning	$ 357,000
Additions	0
Business Acquisations	0
Impairment	357,000
Goodwill, ending	$ 0